SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Lease
Within one year	$ 108,729
One to two years	45,017
Total lease payments	153,746
Less: interest	(6,026)
Present value of lease payments	$ 147,720	$ 81,496